THE ALLIANCE GALLERY








                        Annual Report to Contract Owners


                           AIG Life Insurance Company
                               Variable Account I

                  Alliance Variable Products Series Fund, Inc.







                                                               December 31, 1995

                                                   AIG LIFE INSURANCE COMPANY
                                                           (AIG LIFE)
                                                       VARIABLE ACCOUNT I

                                               STATEMENT OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 1995

                                                                     Shares             Cost
                                                                  -------------      -----------
Assets:
  Investments at Market Value:
  Alliance Variable Products Series Fund, Inc.:
  Money Market Portfolio ....................................     19,642,344.000     $ 19,642,344      $ 19,642,344
  Premier Growth Portfolio ..................................      1,020,681.880       16,607,744        18,168,136
  Growth & Income Portfolio .................................      1,537,763.760       21,422,124        24,281,289
  International Portfolio ...................................        808,809.670       10,708,443        11,379,952
  Short-Term Multi-Market Portfolio .........................        108,752.580        1,116,260         1,150,602
  Global Bond Portfolio .....................................        222,515.760        2,455,370         2,703,566
  U.S. Government/High Grade
    Securities Portfolio ....................................        869,020.910        9,328,907        10,132,784
  Global Dollar Government Portfolio ........................        235,846.390        2,486,276         2,818,363
  North American Government Portfolio .......................        533,873.600        5,116,377         5,594,995
  Utility Income Portfolio ..................................        352,280.960        3,882,202         4,230,894
  Conservative Investors Portfolio ..........................        398,577.390        4,413,976         4,687,271
  Growth Investors Portfolio ................................        286,861.090        3,206,307         3,405,040
  Growth Portfolio ..........................................      2,174,689.460       26,959,532        30,945,832
  Total Return Portfolio ....................................        302,011.740        3,610,049         3,865,750
  Worldwide Privatization Portfolio .........................        388,192.630        4,125,598         4,336,112
                                                                                     ------------      ------------
        Total Investments ...................................                        $135,081,509      $147,342,930
Dividends Receivable ........................................                                                73,252
Receivable from AIG Life ....................................                                                49,202
                                                                                                       ------------
        Total Assets ........................................                                          $147,465,384
                                                                                                       ============

Equity:
  Contract Owners' Equity ...................................                                          $147,465,384
                                                                                                       ------------
        Total Equity ........................................                                          $147,465,384
                                                                                                       ============


                                              See Notes to Financial Statements


                                                   AIG LIFE INSURANCE COMPANY
                                                           (AIG LIFE)
                                                       VARIABLE ACCOUNT I

                                                     STATEMENT OF OPERATIONS
                                              For the Year Ended December 31, 1995

                                                         Money       Premier        Growth &       Inter-
                                                         Market      Growth          Income       national
                                          Total        Portfolio    Portfolio      Portfolio     Portfolio
                                       ----------      --------     ---------      ---------     ---------

Investment Income (Loss):
  Dividends ........................   $ 1,072,873   $   565,316   $    30,520    $   169,942   $    36,275
  Expenses:
    Mortality & Expense Risk Fees ..       928,566       143,279        85,960        138,497        89,127
    Daily Adminstrative Charges ....       111,151        17,117        10,292         16,859        10,951
                                       -----------   -----------   -----------    -----------   -----------
                                         1,039,717       160,396        96,252        155,356       100,078
                                       -----------   -----------   -----------    -----------   -----------
    Net Investment Income (Loss) ...        33,156       404,920       (65,732)        14,586       (63,803)
                                       -----------   -----------   -----------    -----------   -----------

Realized and Unrealized Gain (Loss)
  on Investments:
  Realized Gain (Loss) on Investment
    Activity .......................       227,794          --          92,209         30,936        29,327
  Change in Unrealized Appreciation
    (Depreciation) .................    12,845,829          --       1,577,208      2,933,771       737,015
                                       -----------   -----------   -----------    -----------   -----------
  Net Gain (Loss) on Investments ...    13,073,623          --       1,669,417      2,964,707       766,342
Increase (Decrease) in Net Assets
  Resulting From Operations ........   $13,106,779   $   404,920   $ 1,603,685    $ 2,979,293   $   702,539
                                       ===========   ===========   ===========    ===========   ===========


                                        Short-Term      Global       U.S. Gov't      Global         N.Amer.        Utility
                                       Multi-Market      Bond         High Grd     Dollar Gov't      Gov't          Income
                                        Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                        ---------      ---------      ---------     ---------      ---------      ---------

Investment Income (Loss):
  Dividends ........................   $        --    $     9,984    $    87,891   $    20,765    $   114,967    $    14,027
  Expenses:
    Mortality & Expense Risk Fees ..         9,662         18,079         71,630        19,418         49,011         27,430
    Daily Adminstrative Charges ....         1,154          1,676          8,564         2,322          5,858          3,279
                                       -----------    -----------    -----------   -----------    -----------    -----------
                                            10,816         19,755         80,194        21,740         54,869         30,709
                                       -----------    -----------    -----------   -----------    -----------    -----------
    Net Investment Income (Loss) ...       (10,816)        (9,771)         7,697          (975)        60,098        (16,682)
                                       -----------    -----------    -----------   -----------    -----------    -----------

Realized and Unrealized Gain (Loss)
  on Investments:
  Realized Gain (Loss) on Investment
    Activity .......................       (23,794)       (15,732)        40,450         8,612       (170,057)        33,618
  Change in Unrealized Appreciation
    (Depreciation) .................        66,442        291,336        850,195       347,878        905,309        371,845
                                       -----------    -----------    -----------   -----------    -----------    -----------
  Net Gain (Loss) on Investments ...        42,648        275,604        890,645       356,490        735,252        405,463
Increase (Decrease) in Net Assets
  Resulting From Operations ........   $    31,832    $   265,833    $   898,342   $   355,515    $   795,350    $   388,781
                                       ===========    ===========    ===========   ===========    ===========    ===========


                                       Conservative     Growth                         Total        Worldwide
                                        Investors      Investors       Growth         Return      Privatization
                                        Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                        ---------      ---------      ---------      ---------      ---------

Investment Income (Loss):
  Dividends ........................   $     2,971    $       733    $     8,337    $     5,444    $     5,701
  Expenses:
    Mortality & Expense Risk Fees ..        23,525         15,147        188,655         17,326         31,820
    Daily Adminstrative Charges ....         2,816          1,814         22,569          2,075          3,805
                                       -----------    -----------    -----------    -----------    -----------
                                            26,341         16,961        211,224         19,401         35,625
                                       -----------    -----------    -----------    -----------    -----------
    Net Investment Income (Loss) ...       (23,370)       (16,228)      (202,887)       (13,957)       (29,924)
                                       -----------    -----------    -----------    -----------    -----------

Realized and Unrealized Gain (Loss)
  on Investments:
  Realized Gain (Loss) on Investment
    Activity .......................        22,158         14,539        142,991         16,746          5,791
  Change in Unrealized Appreciation
    (Depreciation) .................       269,922        201,543      3,832,350        257,274        203,741
                                       -----------    -----------    -----------    -----------    -----------
  Net Gain (Loss) on Investments ...       292,080        216,082      3,975,341        274,020        209,532
Increase (Decrease) in Net Assets
  Resulting From Operations ........   $   268,710    $   199,854    $ 3,772,454    $   260,063    $   179,608
                                       ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

2-3


                                                   AIG LIFE INSURANCE COMPANY
                                                           (AIG LIFE)
                                                       VARIABLE ACCOUNT I

                                               STATEMENT OF CHANGES IN NET ASSETS
                                   For the Years Ended December 31, 1995 and December 31, 1994

                                                             1995

                                                                   Money          Premier        Growth &          Inter-
                                                                   Market          Growth         Income          national
                                                   Total         Portfolio       Portfolio       Portfolio       Portfolio
                                                   -----         ---------       ---------       ---------       ---------

Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............  $      33,156   $     404,920   $     (65,732)  $      14,586   $     (63,803)
  Realized Gain (Loss) on Investment Activity        227,794            --            92,209          30,936          29,327
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........     12,845,829            --         1,577,208       2,933,771         737,015
                                               -------------   -------------   -------------   -------------   -------------
Increase (Decrease) in Net Assets
  Resulting from Operations .................     13,106,779         404,920       1,603,685       2,979,293         702,539
                                               -------------   -------------   -------------   -------------   -------------
Capital Transactions:
  Contract Deposits .........................    110,960,236      42,053,738      10,738,137      12,438,557       4,534,346
  Transfers Between Funds ...................           --       (20,616,576)      3,750,242       4,463,538       1,557,208
  Transfers From (To) AIG Life ..............     (4,604,746)     (4,764,668)         50,512           7,068         142,335
  Administrative Charges ....................        (20,148)         (1,483)         (2,212)         (3,747)         (2,776)
  Death Benefits ............................     (2,287,456)     (1,099,777)        (23,760)       (243,637)        (68,089)
  Contract Withdrawals ......................     (2,997,013)       (663,922)       (172,094)       (470,143)       (269,782)
  Deferred Sales Charges ....................        (61,864)        (17,679)         (4,712)         (7,203)         (5,086)
                                               -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....    100,989,009      14,889,633      14,336,113      16,184,433       5,888,156
                                               -------------   -------------   -------------   -------------   -------------
Total Increase (Decrease) in Net Assets .....    114,095,788      15,294,553      15,939,798      19,163,726       6,590,695
Net Assets, at Beginning of Year ............     33,369,596       4,426,412       2,269,769       5,117,686       4,789,392
                                               -------------   -------------   -------------   -------------   -------------
Net Assets, at End of Year ..................  $ 147,465,384   $  19,720,965   $  18,209,567   $  24,281,412   $  11,380,087
                                               =============   =============   =============   =============   =============

                                                             1995

                                                 Short-Term       Global        U.S. Gov't       Global             N.Amer.
                                                Multi-Market       Bond          High Grd      Dollar Gov't         Gov't
                                                 Portfolio       Portfolio       Portfolio      Portfolio         Portfolio
                                                 ---------       ---------       ---------      ---------         ---------

Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............  $     (10,816)  $      (9,771)  $       7,697   $        (975)  $      60,098
  Realized Gain (Loss) on Investment Activity        (23,794)        (15,732          40,450           8,612        (170,057)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........         66,442         291,336         850,195         347,878         905,309
                                               -------------   -------------   -------------   -------------   -------------
Increase (Decrease) in Net Assets
  Resulting from Operations .................         31,832         265,833         898,342         355,515         795,350
                                               -------------   -------------   -------------   -------------   -------------
Capital Transactions:
  Contract Deposits .........................        926,377       1,117,003       5,364,390       1,202,676       2,579,730
  Transfers Between Funds ...................       (676,387)        591,145       1,361,265         662,282        (396,005)
  Transfers From (To) AIG Life ..............         (2,678)        (45,688)        (14,266)           --              --
  Administrative Charges ....................           (232)           (450)         (1,450)           (380)         (1,573)
  Death Benefits ............................         (1,048)         (7,371)       (190,203)        (32,866)       (145,317)
  Contract Withdrawals ......................        (35,410)        (97,067)       (301,386)        (43,561)       (199,515)
  Deferred Sales Charges ....................           --            (2,793)         (3,319)           (784)         (2,934)
                                               -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....        210,622       1,554,779       6,215,031       1,787,367       1,834,386
                                               -------------   -------------   -------------   -------------   -------------
Total Increase (Decrease) in Net Assets .....        242,454       1,820,612       7,113,373       2,142,882       2,629,736
Net Assets, at Beginning of Year ............        908,042         882,982       3,018,486         675,482       2,965,066
                                               -------------   -------------   -------------   -------------   -------------
Net Assets, at End of Year ..................  $   1,150,496   $   2,703,594   $  10,131,859   $   2,818,364   $   5,594,802
                                               =============   =============   =============   =============   =============

                                                                1995

                                             Utility      Conservative     Growth                         Total          Worldwide
                                              Income       Investors      Investors        Growth        Return        Privatization
                                            Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                            ---------      ---------      ---------      ---------      ---------      ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) .......... $    (16,682)  $    (23,370)  $    (16,228)  $   (202,887)   $    (13,957)  $   (29,924)
  Realized Gain (Loss) on Investment
    Activity ............................       33,618         22,158         14,539         142,991         16,746          5,791
  Change in Unrealized Appreciation
    (Depreciation) of Investments .......      371,845        269,922        201,543       3,832,350        257,274        203,741
                                          ------------   ------------   ------------   -------------   ------------   ------------
Increase (Decrease) in Net Assets
  Resulting from Operations .............      388,781        268,710        199,854       3,772,454        260,063        179,608
                                          ------------   ------------   ------------   -------------   ------------   ------------
Capital Transactions:
  Contract Deposits .....................    2,546,126      3,212,305      2,350,845      16,825,901      2,819,685      2,250,420
  Transfers Between Funds ...............      477,280        797,350        665,831       5,917,824        566,214        878,789
  Transfers From (To) AIG Life ..........      (24,043)          --             --            43,380          3,302           --
  Administrative Charges ................         (537)          (884)          (195)         (3,382)          (112)          (735)
  Death Benefits ........................     (107,631)      (135,759)       (77,953)        (83,793)       (65,588)        (4,664)
  Contract Withdrawals ..................     (147,166)       (78,277)       (22,616)       (414,058)       (53,176)       (28,840)
  Deferred Sales Charges ................       (3,000)        (3,357)            (3)        (10,734)           (38)          (222)
                                          ------------   ------------   ------------   -------------   ------------   ------------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .    2,741,029      3,791,378      2,915,909      22,275,138      3,270,287      3,094,748
                                          ------------   ------------   ------------   -------------   ------------   ------------
Total Increase (Decrease) in Net Assets .    3,129,810      4,060,088      3,115,763      26,047,592      3,530,350      3,274,356
Net Assets, at Beginning of Year ........    1,101,098        629,981        289,282       4,899,287        334,870      1,061,761
                                          ------------   ------------   ------------   -------------   ------------   ------------
Net Assets, at End of Year .............. $  4,230,908   $  4,690,069   $  3,405,045   $  30,946,879   $  3,865,220   $  4,336,117
                                          ============   ============   ============   =============   ============   ============

                                                                  1994

                                                                   Money          Premier         Growth &        Inter-
                                                                   Market         Growth          Income         national
                                                    Total        Portfolio       Portfolio       Portfolio       Portfolio
                                                    -----        ---------       ---------       ---------       ---------

Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............  $      36,680   $      38,323   $     (11,079)  $      14,638   $     (14,680)
  Realized Gain (Loss) on Investment
    Activity ................................        (19,154)           --             4,147           2,879           4,498
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........       (595,557)           --           (21,343)        (79,392)        (68,691)
                                               -------------   -------------   -------------   -------------   -------------
Increase (Decrease) in Net Assets
  Resulting from Operations .................       (578,031)         38,323         (28,275)        (61,875)        (78,873)
                                               -------------   -------------   -------------   -------------   -------------
Capital Transactions:
  Contract Deposits .........................     34,923,601      12,769,522       1,647,838       3,463,022       3,606,659
  Transfers Between Funds ...................           --        (6,081,820)        457,808       1,436,775       1,074,155
  Transfer From (To) AIG Life ...............     (2,196,064)     (2,262,382)         15,998          21,514          24,038
  Administrative Charges ....................         (1,474)            (23)           (168)           (291)           (286)
  Death Benefits ............................       (105,575)       (105,575)           --              --              --
  Contract Withdrawals ......................       (267,697)        (17,149)        (15,667)        (73,276)        (56,095)
  Deferred Sales Charges ....................         (3,900)           --              (380)         (1,208)         (1,165)
                                               -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....     32,348,891       4,302,573       2,105,429       4,846,536       4,647,306
                                               -------------   -------------   -------------   -------------   -------------
Total Increase (Decrease) in Net Assets .....     31,770,860       4,340,896       2,077,154       4,784,661       4,568,433
Net Assets, at Beginning of Year ............      1,598,736          85,516         192,615         333,025         220,959
                                               -------------   -------------   -------------   -------------   -------------
Net Assets, at End of Year ..................  $  33,369,596   $   4,426,412   $   2,269,769   $   5,117,686   $   4,789,392
                                               =============   =============   =============   =============   =============

                                                                  1994

                                                  Short-Term      Global       U.S. Gov't          Global            N.Amer.
                                                  Multi-Market     Bond         High Grd         Dollar Gov't        Gov't
                                                  Portfolio      Portfolio      Portfolio         Portfolio        Portfolio
                                                  ---------      ---------      ---------         ---------        ---------

Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..............  $       8,211   $      27,561   $      19,721   $      (3,543)  $     (19,548)
  Realized Gain (Loss) on Investment
    Activity ................................             86          (5,329)        (10,894)             47         (16,961)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...........        (32,855)        (45,024)        (42,340)        (15,791)       (426,693)
                                               -------------   -------------   -------------   -------------   -------------
Increase (Decrease) in Net Assets
  Resulting from Operations .................        (24,558)        (22,792)        (33,513)        (19,287)       (463,202)
                                               -------------   -------------   -------------   -------------   -------------
Capital Transactions:
  Contract Deposits .........................        346,929         553,883       2,242,232         556,089       3,241,845
  Transfers Between Funds ...................        440,344         165,632         421,682         160,981         233,697
  Transfer From (To) AIG Life ...............           --              --            (2,455)        (16,815)           --
  Administrative Charges ....................            (77)           (130)           (368)           --              --
  Death Benefits ............................           --              --              --              --              --
  Contract Withdrawals ......................         (3,990)        (20,050)        (18,733)         (5,486)        (47,274)
  Deferred Sales Charges ....................           --              (772)           (375)           --              --
                                               -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions .....        783,206         698,563       2,641,983         694,769       3,428,268
                                               -------------   -------------   -------------   -------------   -------------
Total Increase (Decrease) in Net Assets .....        758,648         675,771       2,608,470         675,482       2,965,066
Net Assets, at Beginning of Year ............        149,394         207,211         410,016            --              --
                                               -------------   -------------   -------------   -------------   -------------
Net Assets, at End of Year ..................  $     908,042   $     882,982   $   3,018,486   $     675,482   $   2,965,066
                                               =============   =============   =============   =============   =============

                                                                1994

                                                 Utility  Conservative    Growth                          Total        Worldwide
                                                 Income    Investors     Investors        Growth         Return       Privatization
                                               Portfolio   Portfolio     Portfolio       Portfolio      Portfolio       Portfolio
                                               ---------   ---------     ---------       ---------      ---------       ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ...........  $    (5,226)  $    (1,594)  $      (780)  $     (12,496)  $        (470)  $      (2,358)
  Realized Gain (Loss) on Investment
    Activity .............................        1,704           (37)         (375)          1,108             (28)              1
  Change in Unrealized Appreciation
    (Depreciation) of Investments ........      (23,142)        3,373        (2,809)        153,950          (1,573)          6,773
                                            -----------   -----------   -----------   -------------   -------------   -------------
Increase (Decrease) in Net Assets
  Resulting from Operations ..............      (26,664)        1,742        (3,964)        142,562          (2,071)          4,416
                                            -----------   -----------   -----------   -------------   -------------   -------------
Capital Transactions:
  Contract Deposits ......................    1,022,214       549,380       222,714       3,506,333         294,209         900,732
  Transfers Between Funds ................      109,771        79,401        70,532       1,230,919          43,406         156,717
  Transfer From (To) AIG Life ............         --            --            --            24,038            --              --
  Administrative Charges .................         --            --            --              (131)           --              --
  Death Benefits .........................         --            --            --              --              --              --
  Contract Withdrawals ...................       (4,223)         (542)         --            (4,434)           (674)           (104)
  Deferred Sales Charges .................         --            --            --              --              --              --
                                            -----------   -----------   -----------   -------------   -------------   -------------
  Increase (Decrease) in Net Assets
    Resulting from Capital Transactions ..    1,127,762       628,239       293,246       4,756,725         336,941       1,057,345
                                            -----------   -----------   -----------   -------------   -------------   -------------
Total Increase (Decrease) in Net Assets ..    1,101,098       629,981       289,282       4,899,287         334,870       1,061,761
Net Assets, at Beginning of Year .........         --            --            --              --              --              --
                                            -----------   -----------   -----------   -------------   -------------   -------------
Net Assets, at End of Year ...............  $ 1,101,098   $   629,981   $   289,282   $   4,899,287   $     334,870   $   1,061,761
                                            ===========   ===========   ===========   =============   =============   =============

                       See Notes to Financial Statements

4-5

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS


1. History

Variable Account I (the "Account") is a separate investment account maintained under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts"). The Account invests in shares of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Fund consists of fifteen series: Money Market Portfolio; Short-Term Multi-Market Portfolio; Premier Growth Portfolio (formerly the Growth Portfolio); Growth and Income Portfolio; International Portfolio; Global Bond Portfolio; U.S. Government/High Grade Securities Portfolio; Global Dollar Government Portfolio; North American Government Portfolio; Utility Income Portfolio; Conservative Investors Portfolio, Growth Investors Portfolio; Growth Portfolio; Total Return Portfolio and World Privatization Portfolio. The Account invests in shares of other funds which are not available to these contracts.

On June 22, 1992, the initial investment was made in the Fund.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.


2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation -- The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes -- The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1995 and the reported amounts from operations and policy transactions during 1995 and 1994. Actual results could differ from those estimates.


3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 is assessed against each contract on its anniversary date by surrendering units.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within six contract years of a premium payment, they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value for single premium contracts and 6% of premiums paid for flexible premium contracts, subject to a maximum of 8.5% of purchase payments.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)


4. Purchases of Investments

For the year ended December 31, 1995, investment activity in the Fund was as follows:
                                                        Cost of         Proceeds
 Shares of                                             Purchases      From Sales
 ---------                                             ---------      ----------
 Alliance Variable Product Series Fund, Inc.:
  Money Market Portfolio .........................    $56,570,058    $41,329,450
  Premier Growth Portfolio .......................     14,640,694        406,155
  Growth & Income Portfolio ......................     16,709,417        507,421
  International Portfolio ........................      6,489,642        661,150
  Short-Term Multi-Market Portfolio ..............      1,023,930        824,682
  Global Bond Portfolio ..........................      1,794,840        250,848
  U.S. Government/High Grade
    Securities Portfolio .........................      7,214,306        993,437
  Global Dollar Government Portfolio .............      1,943,805        158,164
  North American Government Portfolio ............      3,328,334      1,437,414
  Utility Income Portfolio .......................      3,187,048        463,917
  Conservative Investors Portfolio ...............      4,006,150        241,575
  Growth Investors Portfolio .....................      3,089,209        189,823
  Growth Portfolio ...............................     22,675,221        608,865
  Total Return Portfolio .........................      3,428,937        172,275
  Worldwide Privatization Portfolio ..............      3,135,858         72,161

For the year ended December 31, 1994, investment activity in the Fund was as follows:
                                                        Cost of         Proceeds
 Shares of                                             Purchases      From Sales
 ---------                                             ---------      ----------
 Alliance Variable Product Series Fund, Inc.:
  Money Market Portfolio .........................    $11,080,085    $ 6,763,878
  Premier Growth Portfolio .......................      2,345,751        257,683
  Growth & Income Portfolio ......................      4,956,639         98,568
  International Portfolio ........................      4,705,426         77,095
  Short-Term Multi-Market Portfolio ..............        891,499         99,428
  Global Bond Portfolio ..........................        794,179         67,109
  U.S. Government/High Grade
    Securities Portfolio .........................      2,858,253        193,599
  Global Dollar Government Portfolio .............        699,038          7,062
  North American Government Portfolio ............      3,931,308        518,821
  Utility Income Portfolio .......................      1,173,929         50,176
  Conservative Investors Porfolio ................        647,081         19,804
  Growth Investors Portfolio .....................        311,192         18,434
  Growth Portfolio ...............................      4,790,036         40,898
  Total Return Portfolio .........................        337,615            943
  Worldwide Privatization Portfolio ..............      1,056,582            474

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 1995, transactions in accumulation units of the account were as follows:

                                                Money         Premier       Growth &       Inter-      Short-Term
                                               Market         Growth         Income       national    Multi-Market
                                              Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                             -----------    -----------    -----------    ---------     ---------
Units Purchased .........................    4,012,569.68    768,078.72     845,677.91   410,788.96    94,571.35
Units Withdrawn .........................     (167,658.14)   (18,847.63)    (41,612.69)  (32,013.67)   (3,733.94)
Units Transferred Between Funds .........   (1,966,454.16)   276,223.82     311,870.32   142,761.07   (71,061.98)
Units Transferred From (To) AIG Life ....     (453,756.87)     3,206.05         (66.05)   12,317.14      (285.32)
                                             ------------   -----------    -----------    ---------    ---------
Net Increase (Decrease) .................    1,424,700.51  1,028,660.96   1,115,869.49   533,853.50    19,490.11
Units, at Beginning of the Year .........      431,319.86    223,550.22     438,680.32   447,407.41    95,717.60
                                             ------------   -----------    -----------    ---------    ---------
Units, at End of the Year ...............    1,856,020.37  1,252,211.18   1,554,549.81   981,260.91   115,207.71
                                             ============   ===========    ===========    =========    =========
Unit Value at December 31, 1995 .........         $ 10.63       $ 14.54        $ 15.62      $ 11.60       $ 9.99
                                             ============   ===========    ===========    =========    =========


                                               Global       U.S. Gov't       Global        N.Amer        Utility
                                                Bond         High Grd     Dollar Gov't      Gov't        Income
                                              Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                             -----------    -----------    -----------    ---------     ---------
Units Purchased .........................       93,649.22    515,038.50     114,782.36   276,497.06   229,837.58
Units Withdrawn .........................       (9,211.58)   (48,037.25)     (8,457.65)  (39,738.48)  (24,022.41)
Units Transferred Between Funds .........       47,995.76    129,453.74      62,807.07   (46,201.27)   42,973.57
Units Transferred From (To) AIG Life ....       (4,421.85)    (2,040.87)           --           --     (2,387.37)
                                             ------------   -----------    -----------    ---------    ---------
Net Increase (Decrease) .................      128,011.55    594,414.12     169,131.78   190,557.31   246,401.37
Units, at Beginning of the Year .........       85,875.16    320,574.64      69,320.82   340,817.36   111,604.02
                                             ------------   -----------    -----------    ---------    ---------
Units, at End of the Year ...............      213,886.71    914,988.76     238,452.60   531,374.67   358,005.39
                                             ============   ===========    ===========    =========    =========
Unit Value at December 31, 1995 .........         $ 12.64       $ 11.07        $ 11.82      $ 10.53      $ 11.82
                                             ============   ===========    ===========    =========    =========


                                            Conservative      Growth                        Total        World
                                              Investors      Investors       Growth        Return    Privatization
                                              Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                             -----------    -----------    -----------    ---------    ---------
Units Purchased .........................      289,696.48    207,986.51   1,303,272.53   254,107.29   209,987.09
Units Withdrawn .........................      (19,666.46)    (9,435.63)    (39,956.22)  (11,270.64)   (3,205.31)
Units Transferred Between Funds .........       72,294.23     64,129.40     480,924.78    50,436.18    82,248.41
Units Transferred From (To) AIG Life ....             --            --        3,162.97       298.68          --
                                             ------------   -----------    -----------    ---------    ---------
Net Increase (Decrease) .................      342,324.25    262,680.28   1,747,404.06   293,571.51   289,030.19
Units, at Beginning of the Year .........       62,868.02     29,492.78     467,688.06    34,684.53   105,674.08
                                             ------------   -----------    -----------    ---------    ---------
Units, at End of the Year ...............      405,192.27    292,173.06   2,215,092.12   328,256.04   394,704.27
                                             ============   ===========    ===========    =========    =========
Unit Value at December 31, 1995 .........         $ 11.57       $ 11.65        $ 13.97      $ 11.78      $ 10.99
                                             ============   ===========    ===========    =========    =========

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Contract Owners of
AIG Life Insurance Company
Variable Account I

We have audited the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account I (the "Account") comprising the Money Market, Premier Growth, Growth and Income, International, Short-Term Multi-Market, Global Bond, U.S. Government/High Grade Securities, Global Dollar Government, North American Government, Utility Income, Conservative Investors, Growth Investors, Growth, Total Return, and Worldwide Privatization Subaccount, as of December 31, 1995, an the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial Statements are the responsibility of the management of Variable Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held as of December 31, 1995 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company Variable Account I as of December 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 19, 1996





10